Cover	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Entity File Number	001-39294
Entity Registrant Name	ASSERTIO HOLDINGS, INC.
Entity Central Index Key	0001808665
Entity Tax Identification Number	85-0598378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 South Saunders Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	224
Local Phone Number	419-7106
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ASRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false